Derivative Financial Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2010
Derivative Financial Instruments and Hedging Activities [Abstract]
Derivative Financial Instruments and Hedging Activities

33.	Derivative Financial Instruments and Hedging Activities

In the normal course of business, the Company enters into derivatives and foreign exchange contracts to manage the risk exposures of its customers. The Company also uses derivative instruments in reducing risk exposures relating to fluctuations in its own trading accounts, and asset and liabilities in response to interest rate and foreign exchange risks. The total notional amounts of the derivative contracts that the Company entered into as of December 31, 2009 and 2010, respectively, were as follows:

	Korean Won (in millions)
	2009	2010

Interest rate derivatives	150,874,313	213,949,223
Foreign currency derivatives	66,827,767	64,739,029
Equity derivatives	2,759,503	1,956,951
Credit derivatives	633,050	106,945
Commodity derivatives	861,794	497,602

	221,956,427	281,249,750

The combined aggregate notional amount by contractual maturities of the derivative contracts as of December 31, 2010 was as follows:

	Korean Won (in millions)
	Due in	Due after one year	Due after
	one year or less	through five years	five years	Total

Interest rate derivatives	101,303,236	99,171,692	13,474,295	213,949,223
Foreign currency derivatives	45,594,758	17,138,186	2,006,085	64,739,029
Equity derivatives	1,512,232	444,719	—	1,956,951
Credit derivatives	106,945	—	—	106,945
Commodity derivatives	497,602	—	—	497,602

	149,014,773	116,754,597	15,480,380	281,249,750

The Company uses interest rate derivatives principally to manage exposure to interest rate risk of LIBOR. Pay fixed interest rate swaps are used to convert fixed rate assets, principally securities, into synthetic variable rate instruments. Receive fixed interest rate swaps contracts are used to convert fixed rate funding sources into synthetic variable rate funding instruments. Cross-currency interest rate swaps are contracts that generally involve the exchange of both interest and principal amounts in two different currencies. Cross-currency swaps are used by the Company to convert foreign currency denominated assets and fundings denominated from one currency into another currency.

The Company occasionally purchases or issues financial instruments containing embedded derivatives. The embedded derivative is separated from the host contract and carried at fair value if the economic characteristics of the derivative are not clearly and closely related to the economic characteristics of the host contract. To the extent that the Company cannot reliably identify and measure the embedded derivative, the entire contract is carried at fair value on the balance sheet with changes in fair value reflected in earnings.

Derivative instruments may expose the Company to market risk or credit risk in excess of the amounts recorded on the balance sheet. Market risk arises due to market price, interest rate and foreign exchange rate fluctuations that may result in a decrease in the market value of a financial instrument and/or an increase in its funding cost. Exposure to market risk is managed through position limits and other controls and by entering into hedging transactions which result in economic hedges. Credit risk is the possibility that loss may occur from a third party’s failure to perform according to the terms of the contract if the value of collateral held, if any, was not adequate to cover such losses. Credit risk is controlled through credit approvals, limits and monitoring procedures based on the same credit policies used for on-balance-sheet instruments. Generally, collateral or other security is not required. The amount of collateral obtained, if any, is based on the nature of the financial instrument and management’s credit evaluation of each counterparty.

For the years ended December 31, 2008, 2009 and 2010, the Company has entered into only fair value hedge relationships whereby the Company entered into a derivative contract, which was designated as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment. Changes in the fair value of the derivatives and the related hedged items are recognized currently in earnings. The Company applied fair value hedge accounting for the interest rate swap transactions that qualified for the short-cut method of hedge accounting. Since no ineffectiveness was assumed for those transactions, no ineffective portion was recognized in earnings for the years ended December 2008, 2009 and 2010.

The majority of the Company’s derivatives do not qualify for hedge accounting. Fair values of derivatives not qualifying for hedge accounting are reflected in “Trading assets” or “Trading liabilities” and any changes in fair values related to these derivatives transactions are reflected in “Trading revenue, net.” However, the fair values of derivatives qualifying for hedge accounting are included in “Other assets” or “Other liabilities” and the earnings impact of these fair value hedges is reflected in income/expense of the hedged items such as interest income or interest expense and the changes in fair value attributable to the risk being hedged for the hedged items are included in “Other non-interest income” or “Other non-interest expenses.” The following table presents amounts recognized in income related to the Company’s fair value derivative hedges for the years ended December 31, 2008, 2009 and 2010.

	Korean Won (in millions)
	Derivatives	Hedged Items

Interest rate risk
2008	(15,238)	14,063
2009	2,967	(2,580)
2010	4,827	(4,816)

Credit derivatives

The Company enters into credit derivatives primarily to facilitate client transactions. Credit derivatives derive value based on an underlying third party-referenced obligation and generally require the Company as the seller of credit protection to make payments to a buyer upon the occurrence of predefined credit events. Such credit events generally include bankruptcy of the referenced entity, debt restructuring and failure to pay under the obligation, as well as acceleration of indebtedness and payment repudiation or moratorium. For credit derivatives based on a portfolio of referenced credits or credit indices, the Company may not be required to make payment until a specified amount of loss has occurred and/or may only be required to make payment up to a specified amount. At December 31, 2010, all credit derivatives the Company has entered include only credit default swaps (“CDS”), in which the Company is the protection seller. Based on the credit quality of the underlying reference entities, all investments have been classified as investment grade and their expiration dates at December 31, 2010 are summarized as follows.

	Maximum	Less than	One to five	More than	Fair value
In millions of Won	Payout/Notional	one year	years	five years	liability

Credit default swaps	106,945	351	—	—	351

The maximum potential amount of future payments under CDS contracts presented in the table above is based on the notional value of the derivatives. The Company believes that the maximum potential amount of future payments for credit protection sold is not representative of the actual loss exposure based on historical experience. This maximum potential amount has not been reduced by the Company’s rights to the underlying assets and the related cash flows. In accordance with most CDS contracts, should a credit event (or settlement trigger) occur, the Company is usually liable for the difference between the protection sold and the recourse it holds in the value of the underlying assets. Thus, if the reference entity defaults, the Company will generally have a right to collect on the underlying reference credit and any related cash flows, while being liable for the full notional amount of credit protection sold to the buyer. At December 31, 2010, the Company has not purchased protection against the credit protection sold to offset derivative contract positions.

The Company recognized gains (losses) on credit derivatives amounting to (369,862) million Won, 89,788 million Won and 742 million Won in 2008, 2009 and 2010, respectively, and charged the gains (losses) to current operations.

Credit related liquidity risk

Certain derivative instruments contain provisions that require the Company to post additional collateral upon the occurrence of a specified credit risk-related event. These events, which are defined by the existing derivative contracts, are primarily downgrades in the credit ratings of the Company and its affiliates. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position at December 31, 2010 is 629,032 million Won. The Company has posted 308,553 million Won as collateral for this exposure in the normal course of business as of December 31, 2010. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2010, the Company would be required to post an additional 320,479 million Won of collateral to its counterparties.